Debt - Future Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instruments [Abstract]
2025	$ 53,481
2026	0
2027	608,380
2028	0
2029	145,189
Thereafter	584,498
Total long-term debt	$ 1,391,548	$ 1,509,794